LOAN RECEIVABLES, NON-CURRENT PORTION	12 Months Ended
Dec. 31, 2016
LOAN RECEIVABLES, NON-CURRENT PORTION
LOAN RECEIVABLES, NON-CURRENT PORTION

11.LOAN RECEIVABLES, NON-CURRENT PORTION

The loan receivables, non-current portion as of December 31, 2015 and 2016 were as follows:

	As of December 31,
	2015	2016
Loan receivables from franchisees	12,336	7,269

The Group entered into entrusted loan agreements with certain franchisees with the typical terms of two to three years and the annual interest rates from 8% to 8.5%. The Company classified those with due date over 12 months to be non-current. The Group recognized RMB266, RMB986 and RMB1,091 interest income for the non-current loan receivables in 2014, 2015 and 2016, respectively.